OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PAYABLES AND ACCRUED EXPENSES
Schedule of other payables and accrued expenses

	December 31,
	2020	2019

Payroll and other employee related accruals	$16,930	$13,147
Accrued expenses	7,152	7,173
Government authorities	1,475	2,331
Provision for return	2,962	1,885
Royalties provision	12	150
Sundry	—	6

	$28,531	$24,692